Trust pass-through securities (Tables)	12 Months Ended
Dec. 31, 2024
Text block 1 [Abstract]
Summary of Trust Pass-through Securities

	Coupon rate	Coupon date	Issue / Maturity	Year of next call 2	2024	2023

USD 225 million 1	7.65%	Semi-annually, December 1	1996/2026	n.a.	66	67

USD 190 million 1	7.625%	Semi-annually, November 15	1997/2037	n.a.	47	44

On December 31					113	111

Fair value of trust pass-through securities					133	125

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	n.a. in the above table should be read as “not applicable.”